TRADE ACCOUNTS RECEIVABLE - Breakdown of trade accounts receivable by maturity (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,560,607	R$ 9,132,860
Current | Current
Trade Accounts Receivables [Line Items]
Current financial assets	5,794,713	8,216,570
Overdue | Up to 30 days
Trade Accounts Receivables [Line Items]
Current financial assets	465,967	682,142
Overdue | From 31 to 60 days
Trade Accounts Receivables [Line Items]
Current financial assets	89,398	134,674
Overdue | From 61 to 90 days
Trade Accounts Receivables [Line Items]
Current financial assets	44,305	38,187
Overdue | From 91 to 120 days
Trade Accounts Receivables [Line Items]
Current financial assets	21,225	17,701
Overdue | From 121 to 180 days
Trade Accounts Receivables [Line Items]
Current financial assets	45,072	12,402
Overdue | From 181 days
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 99,927	R$ 31,184